SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Data Related to Options to Purchase the Company Shares [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	2.00%	2.00%	2.00%
Maximum [Member]
Data Related to Options to Purchase the Company Shares [Line Items]
Risk free interest rate	1.00%	1.62%	2.39%
Expected volatility	60.84%	49.78%	57.89%
Expected term (in years)	5 years 6 months	5 years 6 months	5 years 6 months
Minimum [Member]
Data Related to Options to Purchase the Company Shares [Line Items]
Risk free interest rate	0.80%	1.29%	1.49%
Expected volatility	55.81%	51.47%	50.14%
Expected term (in years)	4 years	4 years	3 years 11 months 1 day